Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000007072 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000007072 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000007072 [Member] | Vanguard Short Term Inflation Protected Securities Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000007072 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000007072 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000007072 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007075 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000007075 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000007075 [Member] | Vanguard Short Term Inflation Protected Securities Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007075 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000007075 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000007075 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007076 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000007076 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000007076 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007076 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000007076 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007077 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000007077 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000007077 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007077 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000007077 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000034438 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000034438 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000034438 [Member] | Vanguard Short Term Inflation Protected Securities Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000034438 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000034438 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000034438 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034439 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000034439 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000034439 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000034439 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000034439 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034440 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000034440 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000034440 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000034440 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000034440 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034441 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034441 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000034441 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034441 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000034441 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091317 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000091317 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000091317 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000091317 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000091317 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000108861 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000108861 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000108861 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000108861 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000108861 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000180147 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000180147 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000180147 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180147 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000180147 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234832 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234832 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000234832 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234832 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000234832 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%